LEASE - Disclosure of detailed information about lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024
Lease liabilities [abstract]
Balance, beginning of year	$ 318	$ 365
Accretion of interest	33	40
Payments	(87)	(88)
Foreign Exchange	(6)	1
Total	258	318
Current (included in Accounts Payable)	56	55
Non-current	$ 202	$ 263